Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis	The following table presents information about the Company’s financial instruments measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2019:

	Fair Value Measurement as of December 31, 2019 Using:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities	$—	$—	$21,089
Convertible Notes	$—	$—	$21,089

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the aggregate fair value of the Company’s convertible notes, for which fair value was determined using level 3 inputs (in thousands):

Convertible notes
Balance as of December 31, 2018	$—
Issuance of convertible notes	$18,434
Change in fair value	$1,139
Exchange difference	$1,516
Balance as of December 31, 2019	$21,089
Change in fair value	$1,771
Settlement of convertible notes	$(21,614)
Exchange difference	$(1,246)
Balance as of December 31, 2020	$—